Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Original amount:
Original amount	$ 17,422	$ 12,730
Accumulated amortization:
Accumulated amortization	7,359	5,509
Intangible assets, net	10,063	7,221
Acquired technology [Member]
Original amount:
Original amount	10,244	6,682
Accumulated amortization:
Accumulated amortization	2,355	1,424
License [Member]
Original amount:
Original amount	1,000
Accumulated amortization:
Accumulated amortization	46
Customer relationships [Member]
Original amount:
Original amount	3,504	3,504
Accumulated amortization:
Accumulated amortization	3,268	3,071
Non-competition agreement [Member]
Original amount:
Original amount	974	974
Accumulated amortization:
Accumulated amortization	596	360
Software development costs [Member]
Original amount:
Original amount	1,320	1,320
Accumulated amortization:
Accumulated amortization	844	404
Distribution rights [Member]
Original amount:
Original amount	380	250
Accumulated amortization:
Accumulated amortization	$ 250	$ 250